Trade Accounts Payable - Additional Information (Detail) - PEN (S/) S/ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade Accounts Payable [line items]
Unbilled services received include the estimate made by Management of the valuation of the percentage of completion	S/ 132.5	S/ 127.2